INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of provision for income tax

	2024	2023	2022
Current	$—	$—	$—
Deferred tax adjustment	—	10,835	3,020
Total income tax	$—	$10,835	$3,020

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
Deferred Tax Assets (Liabilities):	2024	2023
Accounts receivable, net	$—	$11,800
Net operating loss – China	633,856	475,900
Net operating loss - UK	148,523	110,215
Deferred tax assets	782,379	597,915
Valuation allowance	(782,379)	(597,915)
Net deferred tax assets (liabilities)	$—	$—

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

China	2024	2023	2022
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	(1.65)%	0.00%
Effective rate	0.00%	(1.65)%	0.00%

United Kingdom
UK statutory income tax rate	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	(1.65)%
Effective rate	0.00%	0.00%	(1.65)%